Schedule of weighted average remaining lease term and weighted-average discount rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted-average remaining lease term	30 months	60 months
Weighted-average discount rate	5.67%	6.00%